Share Repurchase Program	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Share Repurchase Program
15.
Share repurchase program

On December 28, 2021, the Company’s Board of Directors authorized a share repurchase program (“Share repurchase program”) under which the Company may repurchase up to US$100 million worth of its shares over a twelve-month period starting from December 28. 2021. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.

On December 28, 2022, the Company’s Board of Directors authorized an extension of the Company’s existing share repurchase program for another twelve-month period expiring on December 27, 2023, with all other terms remain unchanged.

Under the Share repurchase program, for the years ended December 31, 2022 and 2023, the Company has repurchased an aggregate of 5,699,315 and 6,541,148 shares for total cash consideration of US$34 million and US$23 million (RMB217.9 million and RMB160.1 million) on the open market, at a weighted average price of US$5.94 and US$3.46 per share.

The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury shares as a component of the shareholders’ equity.